Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	102 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000009596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Balanced Fund
C000009600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class I
C000033658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Dividend Growth Fund - Class S
C000069003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class I
C000071096
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Global Dividend Growth Fund - Class S
C000170242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class I
C000170243
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit ESG Growth Fund - Class S
C000153295
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class I
C000153296
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Dividend Growth Fund - Class S
C000009598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Small Cap Growth Fund
C000009595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit International Growth Fund
C000009597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sit Developing Markets Growth Fund
Without Sales Load [Member] | C000009596
Average Annual Return [Line Items]
Average Annual Return, Percent		5.89%	18.02%	10.14%			9.13%
Without Sales Load [Member] | C000009600
Average Annual Return [Line Items]
Average Annual Return, Percent		5.89%	18.28%	11.78%			10.91%
Without Sales Load [Member] | C000033658
Average Annual Return [Line Items]
Average Annual Return, Percent		5.68%	17.91%	11.48%			10.63%
Without Sales Load [Member] | C000069003
Average Annual Return [Line Items]
Average Annual Return, Percent		5.26%	16.81%	11.06%			9.19%
Without Sales Load [Member] | C000071096
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%	16.50%	10.78%			8.91%
Without Sales Load [Member] | C000170242
Average Annual Return [Line Items]
Average Annual Return, Percent		5.51%	20.21%	10.83%	11.22%
Without Sales Load [Member] | C000170243
Average Annual Return [Line Items]
Average Annual Return, Percent		5.42%	19.96%	10.55%	10.94%
Without Sales Load [Member] | C000153295
Average Annual Return [Line Items]
Average Annual Return, Percent		6.58%	15.48%	9.69%		8.14%
Without Sales Load [Member] | C000153296
Average Annual Return [Line Items]
Average Annual Return, Percent		6.51%	15.27%	9.44%		7.87%
Without Sales Load [Member] | C000009598
Average Annual Return [Line Items]
Average Annual Return, Percent		4.78%	13.48%	9.29%			7.69%
Without Sales Load [Member] | C000009595
Average Annual Return [Line Items]
Average Annual Return, Percent		2.19%	5.56%	5.55%			5.33%
Without Sales Load [Member] | C000009597
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%	13.62%	2.54%			3.75%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.98%	1.25%	(0.33%)			1.35%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%	25.02%	14.53%			13.10%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%	25.02%	14.53%			13.10%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.20%	18.67%	11.17%			9.95%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.20%	18.67%	11.17%			9.95%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.20%	18.67%	11.17%	11.82%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.20%	18.67%	11.17%	11.82%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%		12.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%		12.66%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	23.81%	13.86%			12.55%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(1.44%)	3.82%	4.73%			5.20%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.99%)	5.05%	(0.71%)			1.18%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.44%	25.02%	14.53%			13.10%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.64%	11.54%	7.40%		7.55%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.64%	11.54%	7.40%		7.55%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.26%	15.15%	6.86%			8.09%